[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Annual Report

October 31, 2002

- CREDIT SUISSE
  INTERNATIONAL FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INTERNATIONAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the share classes of Credit Suisse International Fund(1) (the "Fund") generated returns as follows: Common Class shares declined 20.92%, Class A shares(2) declined 21.04%, Class B shares(2) declined 21.54%, and Class C shares(2) declined 18.50%. By contrast, the MSCI EAFE Index(3) declined 12.93%.

   The Fund underperformed the broad universe of non-U.S. equities (as represented by the Fund's EAFE benchmark) primarily as a result of stock selection in several geographies:

   - In Japan, we held a highly diversified group of stocks, both in terms of industry sectors and exposure to the domestic and export sides of the nation's struggling economy. Nonetheless, returns were sufficiently negative in a handful of names to drag down our Japanese exposure as a whole.

   - A similar scenario unfolded in the U.K., where our holdings were well-diversified but a small number of companies did especially poorly. Relative U.K. performance additionally suffered from our below-benchmark allocation during a period in which the U.K. market outperformed.

   - Continental European positions were least successful in Sweden, Germany, the Netherlands and Spain.

   - We invested a small portion of the Fund's total assets in emerging markets (which are not included in the benchmark) due to our belief that they would perform well if, as we anticipated, global economic growth revived. Although this worked very well from an asset allocation perspective, our stock-specific choices in Brazil and Taiwan proved particularly disappointing.

   The most positive contributions to the Fund's overall return came from our country weightings. The latter were most effective in South Korea, Switzerland, Italy and Ireland and were augmented in most of these markets by good stock selection.

   In terms of industry sectors, relative results were strongest in health care, energy and financial services, and least beneficial in consumer-oriented companies and telecommunications.

Steven D. Bleiberg,                                        Richard W. Watt,
Co-Portfolio Manager                                       Co-Portfolio Manager

Emily Alejos,                                              Staci Lombard,
Co-Portfolio Manager                                       Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INTERNATIONAL FUND(1) COMMON CLASS SHARES AND
          THE MSCI EAFE INDEX(3) FROM INCEPTION (8/01/00). (UNAUDITED)

         CREDIT SUISSE INTERNATIONAL FUND(1)
               COMMON CLASS -- $5,456                      MSCI EAFE(3) -- $6,148
 8/00                            $ 10,000                                 $ 10,000
 8/00                            $ 10,000                                 $ 10,089
 9/00                            $  9,385                                 $  9,600
10/00                            $  9,150                                 $  9,375
11/00                            $  8,702                                 $  9,025
12/00                            $  9,124                                 $  9,348
 1/01                            $  9,108                                 $  9,344
 2/01                            $  8,466                                 $  8,644
 3/01                            $  7,833                                 $  8,072
 4/01                            $  8,369                                 $  8,638
 5/01                            $  8,076                                 $  8,340
 6/01                            $  7,759                                 $  8,002
 7/01                            $  7,597                                 $  7,857
 8/01                            $  7,475                                 $  7,659
 9/01                            $  6,752                                 $  6,885
10/01                            $  6,858                                 $  7,061
11/01                            $  6,971                                 $  7,322
12/01                            $  7,041                                 $  7,366
 1/02                            $  6,675                                 $  6,975
 2/02                            $  6,634                                 $  7,024
 3/02                            $  7,000                                 $  7,408
 4/02                            $  6,927                                 $  7,461
 5/02                            $  6,935                                 $  7,563
 6/02                            $  6,626                                 $  7,264
 7/02                            $  5,903                                 $  6,548
 8/02                            $  5,838                                 $  6,534
 9/02                            $  5,228                                 $  5,834
10/02                            $  5,456                                 $  6,148

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
   CREDIT SUISSE INTERNATIONAL FUND(1) CLASS A SHARES(2) AND CLASS B SHARES(2)
        AND THE MSCI EAFE INDEX(3) FROM INCEPTION (9/08/95). (UNAUDITED)

         CREDIT SUISSE INTERNATIONAL FUND(1)      CREDIT SUISSE INTERNATIONAL FUND(1)
            CLASS A SHARES(2) -- $8,235              CLASS B SHARES(2) -- $8,625              MSCI EAFE INDEX(3) -- $9,992
 9/95                            $  9,425                                 $ 10,000                               $ 10,000
 9/95                            $  9,227                                 $  9,780                               $ 10,198
10/95                            $  9,029                                 $  9,570                               $  9,926
11/95                            $  9,208                                 $  9,750                               $ 10,205
12/95                            $  9,538                                 $ 10,100                               $ 10,619
 1/96                            $  9,642                                 $ 10,200                               $ 10,665
 2/96                            $  9,642                                 $ 10,190                               $ 10,704
 3/96                            $  9,802                                 $ 10,360                               $ 10,934
 4/96                            $ 10,198                                 $ 10,780                               $ 11,254
 5/96                            $ 10,122                                 $ 10,690                               $ 11,050
 6/96                            $ 10,245                                 $ 10,810                               $ 11,115
 7/96                            $  9,849                                 $ 10,380                               $ 10,793
 8/96                            $  9,764                                 $ 10,290                               $ 10,819
 9/96                            $ 10,038                                 $ 10,570                               $ 11,109
10/96                            $  9,783                                 $ 10,290                               $ 10,998
11/96                            $ 10,141                                 $ 10,670                               $ 11,439
12/96                            $ 10,113                                 $ 10,630                               $ 11,294
 1/97                            $ 10,094                                 $ 10,600                               $ 10,902
 2/97                            $ 10,085                                 $ 10,590                               $ 11,083
 3/97                            $ 10,189                                 $ 10,690                               $ 11,126
 4/97                            $ 10,226                                 $ 10,730                               $ 11,187
 5/97                            $ 10,811                                 $ 11,320                               $ 11,918
 6/97                            $ 11,414                                 $ 11,950                               $ 12,578
 7/97                            $ 11,659                                 $ 12,200                               $ 12,784
 8/97                            $ 10,792                                 $ 11,290                               $ 11,832
 9/97                            $ 11,574                                 $ 12,100                               $ 12,497
10/97                            $ 10,763                                 $ 11,240                               $ 11,540
11/97                            $ 10,772                                 $ 11,249                               $ 11,425
12/97                            $ 10,854                                 $ 11,319                               $ 11,527
 1/98                            $ 11,407                                 $ 11,894                               $ 12,057
 2/98                            $ 12,123                                 $ 12,630                               $ 12,833
 3/98                            $ 12,438                                 $ 12,952                               $ 13,231
 4/98                            $ 12,438                                 $ 12,942                               $ 13,339
 5/98                            $ 12,639                                 $ 13,144                               $ 13,277
 6/98                            $ 12,782                                 $ 13,285                               $ 13,381
 7/98                            $ 12,963                                 $ 13,466                               $ 13,519
 8/98                            $ 11,474                                 $ 11,712                               $ 11,847
 9/98                            $ 10,806                                 $ 11,208                               $ 11,487
10/98                            $ 11,646                                 $ 12,075                               $ 12,688
11/98                            $ 12,458                                 $ 12,902                               $ 13,341
12/98                            $ 12,772                                 $ 13,223                               $ 13,871
 1/99                            $ 12,782                                 $ 13,223                               $ 13,833
 2/99                            $ 12,458                                 $ 12,881                               $ 13,506
 3/99                            $ 12,884                                 $ 13,320                               $ 14,073
 4/99                            $ 13,299                                 $ 13,738                               $ 14,647
 5/99                            $ 12,620                                 $ 13,020                               $ 13,896
 6/99                            $ 13,208                                 $ 13,630                               $ 14,441
 7/99                            $ 13,501                                 $ 13,920                               $ 14,873
 8/99                            $ 13,684                                 $ 14,091                               $ 14,931
 9/99                            $ 13,643                                 $ 14,037                               $ 15,085
10/99                            $ 14,180                                 $ 14,594                               $ 15,653
11/99                            $ 15,116                                 $ 15,540                               $ 16,200
12/99                            $ 16,340                                 $ 16,790                               $ 17,657
 1/00                            $ 15,150                                 $ 15,564                               $ 16,538
 2/00                            $ 15,970                                 $ 16,397                               $ 16,987
 3/00                            $ 16,421                                 $ 16,839                               $ 17,648
 4/00                            $ 15,370                                 $ 15,760                               $ 16,723
 5/00                            $ 14,850                                 $ 15,208                               $ 16,318
 6/00                            $ 15,473                                 $ 15,809                               $ 16,960
 7/00                            $ 15,069                                 $ 15,380                               $ 16,252
 8/00                            $ 15,196                                 $ 15,515                               $ 16,396
 9/00                            $ 14,273                                 $ 14,559                               $ 15,601
10/00                            $ 13,915                                 $ 14,179                               $ 15,236
11/00                            $ 13,247                                 $ 13,494                               $ 14,668
12/00                            $ 13,877                                 $ 14,125                               $ 15,192
 1/01                            $ 13,840                                 $ 14,086                               $ 15,185
 2/01                            $ 12,876                                 $ 13,086                               $ 14,048
 3/01                            $ 11,912                                 $ 12,100                               $ 13,118
 4/01                            $ 12,716                                 $ 12,916                               $ 14,038
 5/01                            $ 12,271                                 $ 12,455                               $ 13,554
 6/01                            $ 11,801                                 $ 11,955                               $ 13,004
 7/01                            $ 11,554                                 $ 11,692                               $ 12,769
 8/01                            $ 11,369                                 $ 11,495                               $ 12,448
 9/01                            $ 10,269                                 $ 10,377                               $ 11,190
10/01                            $ 10,430                                 $ 10,535                               $ 11,476
11/01                            $ 10,603                                 $ 10,693                               $ 11,900
12/01                            $ 10,709                                 $ 10,806                               $ 11,971
 1/02                            $ 10,152                                 $ 10,240                               $ 11,336
 2/02                            $ 10,090                                 $ 10,174                               $ 11,416
 3/02                            $ 10,646                                 $ 10,726                               $ 12,039
 4/02                            $ 10,534                                 $ 10,608                               $ 12,126
 5/02                            $ 10,547                                 $ 10,608                               $ 12,291
 6/02                            $ 10,078                                 $ 10,121                               $ 11,806
 7/02                            $  8,965                                 $  9,016                               $ 10,641
 8/02                            $  8,878                                 $  8,911                               $ 10,620
 9/02                            $  7,950                                 $  7,976                               $  9,482
10/02                            $  8,235                                 $  8,625                               $  9,992

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE INTERNATIONAL FUND(1) CLASS C SHARES(2) AND
          THE MSCI EAFE INDEX(3) FROM INCEPTION (2/28/00). (UNAUDITED)

         CREDIT SUISSE INTERNATIONAL FUND(1)
             CLASS C SHARES(2) -- $5,288                    MSCI EAFE(3) -- $5,882
 2/00                            $ 10,000                                 $ 10,000
 3/00                            $ 10,269                                 $ 10,390
 4/00                            $  9,604                                 $  9,845
 5/00                            $  9,268                                 $  9,606
 6/00                            $  9,649                                 $  9,984
 7/00                            $  9,395                                 $  9,568
 8/00                            $  9,470                                 $  9,653
 9/00                            $  8,887                                 $  9,184
10/00                            $  8,656                                 $  8,969
11/00                            $  8,230                                 $  8,635
12/00                            $  8,623                                 $  8,944
 1/01                            $  8,599                                 $  8,940
 2/01                            $  7,990                                 $  8,270
 3/01                            $  7,389                                 $  7,723
 4/01                            $  7,886                                 $  8,264
 5/01                            $  7,605                                 $  7,979
 6/01                            $  7,309                                 $  7,656
 7/01                            $  7,148                                 $  7,517
 8/01                            $  7,028                                 $  7,328
 9/01                            $  6,347                                 $  6,588
10/01                            $  6,435                                 $  6,756
11/01                            $  6,539                                 $  7,005
12/01                            $  6,608                                 $  7,047
 1/02                            $  6,504                                 $  6,673
 2/02                            $  6,464                                 $  6,720
 3/02                            $  6,817                                 $  7,087
 4/02                            $  6,744                                 $  7,139
 5/02                            $  6,744                                 $  7,236
 6/02                            $  6,440                                 $  6,950
 7/02                            $  5,726                                 $  6,265
 8/02                            $  5,662                                 $  6,252
 9/02                            $  5,069                                 $  5,582
10/02                            $  5,288                                 $  5,882

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                          SINCE
                                     ONE YEAR          FIVE YEAR        INCEPTION
                                     --------          ---------        ---------
Common Class                         (22.57%)              --            (25.66%)
Class A Without Sales Charge         (22.57%)           (7.23%)           (2.38%)
Class A With Maximum
    Sales Charge                     (27.05%)           (8.33%)           (3.19%)
Class B Without Sales Charge         (23.14%)           (8.00%)           (3.15%)
Class B With Maximum
    Sales Charge                     (26.21%)           (8.00%)           (3.15%)
Class C Without Sales Charge         (20.15%)              --            (22.84%)
Class C With Maximum
    Sales Charge                     (20.94%)              --            (22.84%)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                          SINCE
                                      1 YEAR            5 YEARS         INCEPTION
                                     --------          ---------        ---------
Common Class                         (20.92%)              --            (23.59%)
Class A Without Sales Charge         (21.04%)           (5.21%)           (1.87%)
Class A With Maximum
    Sales Charge                     (25.54%)           (6.33%)           (2.68%)
Class B Without Sales Charge         (21.54%)           (5.96%)           (2.63%)
Class B With Maximum
    Sales Charge                     (24.68%)           (5.96%)           (2.63%)
Class C Without Sales Charge         (18.50%)              --            (21.20%)
Class C With Maximum
    Sales Charge                     (19.31%)              --            (21.20%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -25.54%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -24.68%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -19.31%.
(3) The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
COMMON STOCKS (95.9%)
AUSTRALIA (7.6%)
BANKS (2.2%)
    Australia & New Zealand Banking Group, Ltd.                6,813   $     71,203
    National Australia Bank, Ltd.                             10,725        204,592
                                                                       ------------
                                                                            275,795
                                                                       ------------
BEVERAGES (2.8%)
    Foster's Group, Ltd.                                     128,990        340,064
                                                                       ------------
METALS & MINING (2.6%)
    Rio Tinto, Ltd.                                           17,673        313,395
                                                                       ------------
TOTAL AUSTRALIA                                                             929,254
                                                                       ------------
BERMUDA (0.6%)
TRANSPORTATION INFRASTRUCTURE (0.6%)
    Cosco Pacific Ltd                                         98,000         78,535
                                                                       ------------
TOTAL BERMUDA                                                                78,535
                                                                       ------------
BRAZIL (1.4%)
METALS & MINING (1.4%)
    Companhia Vale do Rio Doce ADR*                            3,000         76,500
    Companhia Vale do Rio Doce ADR Class A*                    3,923        103,371
                                                                       ------------
                                                                            179,871
                                                                       ------------
TOTAL BRAZIL                                                                179,871
                                                                       ------------
CHINA (0.5%)
INDUSTRIAL CONGLOMERATES (0.5%)
    BYD Company Ltd.*                                         30,000         61,353
                                                                       ------------
TOTAL CHINA                                                                  61,353
                                                                       ------------
DENMARK (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
    TDC A/S                                                    5,690        122,831
                                                                       ------------
TOTAL DENMARK                                                               122,831
                                                                       ------------
FINLAND (1.5%)
COMMUNICATIONS EQUIPMENT (1.5%)
    Nokia Oyj*                                                10,676        181,320
                                                                       ------------
TOTAL FINLAND                                                               181,320
                                                                       ------------
FRANCE (11.1%)
AUTOMOBILES (1.3%)
    PSA Peugeot Citroen                                        3,643        154,555
                                                                       ------------
BANKS (2.7%)
    BNP Paribas SA                                             5,270        210,115
    Credit Agricole SA                                         7,521        123,044
                                                                       ------------
                                                                            333,159
                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                        6

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
COMMON STOCKS (CONTINUED)
FRANCE (CONTINUED)

CONSTRUCTION & ENGINEERING (1.2%)
    Vinci SA                                                   2,554   $    142,650
                                                                       ------------
INSURANCE (3.0%)
    Axa                                                       24,891        371,475
                                                                       ------------
MULTI-UTILITIES (0.9%)
    Suez SA                                                    6,320        111,094
                                                                       ------------
OIL & GAS (2.0%)
    TOTAL FINA ELF SA                                          1,798        247,680
                                                                       ------------
TOTAL FRANCE                                                              1,360,613
                                                                       ------------
GERMANY (1.3%)
ELECTRIC UTILITIES (1.3%)
    E.ON AG                                                    3,600        161,501
                                                                       ------------
TOTAL GERMANY                                                               161,501
                                                                       ------------
HONG KONG (1.9%)
BANKS (0.0%)
    Hang Seng Bank, Ltd.                                          27            292
                                                                       ------------
ELECTRIC UTILITIES (1.3%)
    Hongkong Electric Holdings, Ltd.                          38,500        156,486
                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    China Mobile, Ltd.*                                       30,500         75,085
                                                                       ------------
TOTAL HONG KONG                                                             231,863
                                                                       ------------
IRELAND (2.4%)
BANKS (2.4%)
    Allied Irish Banks PLC                                    11,334        159,384
    Bank of Ireland                                           12,780        141,750
                                                                       ------------
                                                                            301,134
                                                                       ------------
TOTAL IRELAND                                                               301,134
                                                                       ------------
ITALY (3.0%)
INSURANCE (1.0%)
    Riunione Adriatica di Sicurta SpA (RAS)                    9,992        124,482
                                                                       ------------
OIL & GAS (2.0%)
    ENI SpA                                                   17,402        241,613
                                                                       ------------
TOTAL ITALY                                                                 366,095
                                                                       ------------
JAPAN (22.6%)
AUTOMOBILES (3.8%)
    Honda Motor Co., Ltd.                                      6,600        236,511
    Nissan Motor Co., Ltd.                                    29,500        226,597
                                                                       ------------
                                                                            463,108
                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                        7

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)

BEVERAGES (1.2%)
    Asahi Breweries, Ltd.                                     23,000   $    151,323
                                                                       ------------
DIVERSIFIED FINANCIALS (1.1%)
    Nomura Holdings, Inc.                                     12,000        138,116
                                                                       ------------
LEISURE EQUIPMENT & PRODUCTS (2.9%)
    Nintendo Co., Ltd.                                         1,900        183,011
    Sony Corp.                                                 4,100        176,375
                                                                       ------------
                                                                            359,386
                                                                       ------------
MACHINERY (1.5%)
    NSK, Ltd.                                                 24,000         57,793
    SMC Corp.                                                  1,600        126,688
                                                                       ------------
                                                                            184,481
                                                                       ------------
MARINE (0.8%)
    Nippon Yusen Kabushiki Kaisha                             33,000         97,783
                                                                       ------------
MULTILINE RETAIL (1.5%)
    Ito-Yokado Co., Ltd.                                       6,000        187,093
                                                                       ------------
OFFICE ELECTRONICS (2.4%)
    Canon, Inc.                                                8,000        295,169
                                                                       ------------
PERSONAL PRODUCTS (1.0%)
    Shiseido Co., Ltd.                                        11,000        122,296
                                                                       ------------
PHARMACEUTICALS (2.5%)
    Takeda Chemical Industries, Ltd.                           7,200        299,152
                                                                       ------------
REAL ESTATE (1.4%)
    Mitsui Fudosan Co., Ltd.                                  23,000        176,293
                                                                       ------------
TRADING COMPANIES & DISTRIBUTORS (1.0%)
    Sumitomo Corp.                                            28,000        121,365
                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    NTT DoCoMo, Inc.                                              98        180,791
                                                                       ------------
TOTAL JAPAN                                                               2,776,356
                                                                       ------------
MEXICO (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
    Telefonos de Mexico SA de CV ADR                           2,700         82,350
                                                                       ------------
MEDIA (0.3%)
    Grupo Televisa SA de CV ADR*                               1,500         42,150
                                                                       ------------
TOTAL MEXICO                                                                124,500
                                                                       ------------
NETHERLANDS (4.9%)
AIR FREIGHT & COURIERS (1.0%)
    TPG NV                                                     7,372        119,438
                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                        8

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
COMMON STOCKS (CONTINUED)
NETHERLANDS (CONTINUED)

DIVERSIFIED FINANCIALS (1.0%)
    ING Groep NV                                               6,922   $    115,780
                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
    Koninklijke (Royal) KPN NV*                               21,944        139,082
                                                                       ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
    ASML Holding NV*                                          25,478        223,297
                                                                       ------------
TOTAL NETHERLANDS                                                           597,597
                                                                       ------------
NEW ZEALAND (0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Telecom Corp. of New Zealand, Ltd.                        23,600         58,062
                                                                       ------------
TOTAL NEW ZEALAND                                                            58,062
                                                                       ------------
NORWAY (1.0%)
BANKS (1.0%)
    DnB Holding ASA                                           27,220        125,550
                                                                       ------------
TOTAL NORWAY                                                                125,550
                                                                       ------------
SINGAPORE (2.1%)
BANKS (2.1%)
    DBS Group Holdings, Ltd.                                  15,000        105,342
    United Overseas Bank, Ltd.                                19,923        151,199
                                                                       ------------
                                                                            256,541
                                                                       ------------
TOTAL SINGAPORE                                                             256,541
                                                                       ------------
SOUTH KOREA (2.4%)
BANKS (0.8%)
    Kookmin Bank ADR                                           2,922         94,527
                                                                       ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
    Samsung Electronics Co., Ltd. GDR                          1,420        202,705
                                                                       ------------
TOTAL SOUTH KOREA                                                           297,232
                                                                       ------------
SWEDEN (0.9%)
MACHINERY (0.9%)
    SKF AB Series B                                            4,500        112,720
                                                                       ------------
TOTAL SWEDEN                                                                112,720
                                                                       ------------
SWITZERLAND (7.9%)
BANKS (1.6%)
    UBS AG*                                                    4,066        193,771
                                                                       ------------
FOOD PRODUCTS (3.2%)
    Nestle SA                                                  1,806        387,212
                                                                       ------------
PHARMACEUTICALS (3.1%)
    Novartis AG                                               10,096        385,049
                                                                       ------------
TOTAL SWITZERLAND                                                           966,032
                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                        9

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                           ---------   ------------
COMMON STOCKS (CONTINUED)

TAIWAN (0.3%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.3%)
    Taiwan Semiconductor Manufacturing Co., Ltd. ADR           4,510   $     35,268
                                                                       ------------
TOTAL TAIWAN                                                                 35,268
                                                                       ------------
UNITED KINGDOM (20.0%)
BANKS (3.8%)
    HBOS PLC                                                  13,479        149,197
    HSBC Holdings PLC                                          9,481        105,611
    Royal Bank of Scotland Group PLC                           9,120        214,594
                                                                       ------------
                                                                            469,402
                                                                       ------------
BEVERAGES (1.4%)
    Diageo PLC                                                15,707        177,053
                                                                       ------------
COMMERCIAL SERVICES & SUPPLIES (0.7%)
    Brambles Industries PLC                                   26,735         87,836
                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
    BT Group PLC                                              37,253        105,782
                                                                       ------------
ELECTRIC UTILITIES (1.8%)
    Scottish Power PLC                                        39,974        219,513
                                                                       ------------
FOOD PRODUCTS (1.4%)
    Cadbury Schweppes PLC                                     26,650        173,447
                                                                       ------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.6%)
    Amersham PLC                                               8,254         74,510
                                                                       ------------
INDUSTRIAL CONGLOMERATES (1.0%)
    Smiths Group PLC                                          10,745        123,305
                                                                       ------------
OIL & GAS (4.1%)
    BG Group PLC                                              29,751        118,691
    BP PLC                                                    25,205        161,676
    Shell Transport & Trading Co. PLC                         34,082        219,017
                                                                       ------------
                                                                            499,384
                                                                       ------------
PHARMACEUTICALS (1.9%)
    AstraZeneca PLC                                            6,136        228,955
                                                                       ------------
SOFTWARE (0.7%)
    Sage Group PLC                                            38,384         87,676
                                                                       ------------
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
    Vodafone Group PLC                                       129,052        207,454
                                                                       ------------
TOTAL UNITED KINGDOM                                                      2,454,317
                                                                       ------------
TOTAL COMMON STOCKS (Cost $11,703,232)                                   11,778,545
                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                       10

                                                               PAR
                                                              (000)        VALUE
                                                             -------   ------------
SHORT-TERM INVESTMENT (2.8%)
    State Street Bank and Trust Co. Euro Time Deposit,
    1.750%, 11/01/02 (Cost $341,000)                         $   341   $    341,000
                                                                       ------------

TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $12,044,232)                    12,119,545
OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                163,777
                                                                       ------------

NET ASSETS (100.0%)                                                    $ 12,283,322
                                                                       ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                        GDR = Global Depository Receipt

----------
 * Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS
    Investments at value (Cost $12,044,232)                            $   12,119,545
    Cash                                                                          931
    Foreign currency (Cost $7,659)                                              7,734
    Receivable for investments sold                                            95,576
    Dividend and interest receivable                                           93,602
    Receivable from investment adviser                                         31,431
    Receivable for fund shares sold                                               319
    Prepaid expenses and other assets                                          34,295
                                                                       --------------
      Total Assets                                                         12,383,433
                                                                       --------------
LIABILITIES
    Administrative services fee payable                                         2,728
    Distribution fee payable                                                    3,722
    Payable for investments purchased                                          63,348
    Payable for fund shares redeemed                                            3,058
    Other accrued expenses payable                                             27,255
                                                                       --------------
      Total Liabilities                                                       100,111
                                                                       --------------
NET ASSETS
    Capital stock, $0.001 par value                                             1,861
    Paid-in capital                                                        23,072,727
    Accumulated net realized loss on investments and foreign
      currency transactions                                               (10,872,446)
    Net unrealized appreciation from investments and foreign
      currency translations                                                    81,180
                                                                       --------------
      Net Assets                                                       $   12,283,322
                                                                       ==============
COMMON SHARES
    Net assets                                                         $      111,863
    Shares outstanding                                                         16,781
                                                                       --------------
    Net asset value, offering price and redemption price per share     $         6.67
                                                                       ==============
A SHARES
    Net assets                                                         $   10,285,437
    Shares outstanding                                                      1,544,539
                                                                       --------------
    Net asset value and redemption price per share                     $         6.66
                                                                       ==============
    Maximum offering price per share (net asset value/(1-5.75%))       $         7.07
                                                                       ==============
B SHARES
    Net assets                                                         $    1,736,525
    Shares outstanding                                                        276,734
                                                                       --------------
    Net asset value and offering price per share                       $         6.28
                                                                       ==============
C SHARES
    Net assets                                                         $      149,497
    Shares outstanding                                                         22,844
                                                                       --------------
    Net asset value and offering price per share                       $         6.54
                                                                       ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

INVESTMENT INCOME
    Dividend                                                           $      423,194
    Interest                                                                    7,214
    Foreign taxes withheld                                                    (41,631)
                                                                       --------------
      Total investment income                                                 388,777
                                                                       --------------
EXPENSES
    Investment advisory fees                                                  215,236
    Administrative services fees                                               48,389
    Distribution fees                                                          59,585
    Registration fees                                                          68,483
    Legal fees                                                                 53,517
    Printing fees                                                              48,490
    Transfer agent fees                                                        33,860
    Audit fees                                                                 23,707
    Insurance expense                                                          13,402
    Custodian fees                                                             12,524
    Trustees' fees                                                              6,608
    Interest expense                                                              705
    Miscellaneous expense                                                       2,208
                                                                       --------------
      Total expenses                                                          586,714
    Less:  fees waived                                                       (142,866)
                                                                       --------------
      Net expenses                                                            443,848
                                                                       --------------
       Net investment loss                                                    (55,071)
                                                                       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                     (8,251,062)
    Net realized loss on foreign currency transactions                       (107,041)
    Net change in unrealized appreciation (depreciation) from
      investments                                                           4,809,998
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                     5,782
                                                                       --------------
    Net realized and unrealized loss from investments and foreign
      currency related items                                               (3,542,323)
                                                                       --------------
    Net decrease in net assets resulting from operations               $   (3,597,394)
                                                                       ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE YEAR        FOR THE YEAR
                                                                     ENDED               ENDED
                                                               OCTOBER 31, 2002    OCTOBER 31, 2001
                                                               ----------------    ----------------
FROM OPERATIONS
  Net investment loss                                          $        (55,071)   $       (167,107)
  Net loss on investments and foreign currency transactions          (8,358,103)         (2,669,330)
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency translations                4,815,780          (9,800,862)
                                                               ----------------    ----------------
    Net decrease in net assets resulting from operations             (3,597,394)        (12,637,299)
                                                               ----------------    ----------------
FROM DISTRIBUTIONS
  Distributions from net realized gains
    Common Class shares                                                    (115)             (9,584)
    Class A shares                                                      (14,850)         (3,155,230)
    Class B shares                                                       (2,025)           (337,331)
    Class C shares                                                         (132)            (12,608)
    Class D shares                                                       (2,018)           (300,508)
                                                               ----------------    ----------------
    Net decrease in net assets from distributions                       (19,140)         (3,815,261)
                                                               ----------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                       10,071,430          36,891,065
  Reinvestment of distributions                                          18,919           3,733,967
  Net asset value of shares redeemed                                (26,788,052)        (54,646,490)
                                                               ----------------    ----------------
    Net decrease in net assets from capital share
      transactions                                                  (16,697,703)        (14,021,458)
                                                               ----------------    ----------------
  Net decrease in net assets                                        (20,314,237)        (30,474,018)

NET ASSETS
  Beginning of year                                                  32,597,559          63,071,577
                                                               ----------------    ----------------
  End of year                                                  $     12,283,322    $     32,597,559
                                                               ================    ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                           --------------------------------------
                                                             2002           2001          2000(1)
                                                           --------       --------       --------
PER SHARE DATA
  Net asset value, beginning of period                     $   8.44       $  12.05       $  13.05
                                                           --------       --------       --------
INVESTMENT OPERATIONS
  Net investment loss                                         (0.01)(2)      (0.05)(2)      (0.11)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                            (1.75)         (2.79)         (0.89)
                                                           --------       --------       --------
      Total from investment operations                        (1.76)         (2.84)         (1.00)
                                                           --------       --------       --------
LESS DISTRIBUTIONS
  Distributions from net realized gains                       (0.01)         (0.77)            --
                                                           --------       --------       --------
NET ASSET VALUE, END OF PERIOD                             $   6.67       $   8.44       $  12.05
                                                           ========       ========       ========
      Total return(3)                                        (20.92)%       (24.87)%        (7.66)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $    112       $    181       $    138
    Ratio of expenses to average net assets                    1.98%          1.90%          1.63%(4)
    Ratio of net investment loss to average net assets        (0.14)%        (0.49)%        (0.87)%(4)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                            0.80%            --%            --%
  Portfolio turnover rate                                       124%            48%            45%

----------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                 2002           2001           2000           1999           1998
                                              ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period        $     8.44     $    12.05     $    14.00     $    12.20     $    11.42
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(1)                           (0.01)         (0.03)         (0.06)         (0.06)         (0.06)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                 (1.76)         (2.81)         (0.11)          2.56           0.99
                                              ----------     ----------     ----------     ----------     ----------
      Total from investment operations             (1.77)         (2.84)         (0.17)          2.50           0.93
                                              ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                --             --             --             --          (0.06)
  Distributions from net realized gains            (0.01)         (0.77)         (1.78)         (0.70)         (0.09)
                                              ----------     ----------     ----------     ----------     ----------
      Total dividends and distributions            (0.01)         (0.77)         (1.78)         (0.70)         (0.15)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                $     6.66     $     8.44     $    12.05     $    14.00     $    12.20
                                              ==========     ==========     ==========     ==========     ==========
      Total return(2)                             (21.04)%       (24.87)%        (1.87)%        21.76%          8.20%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $   10,285     $   26,316     $   52,966     $   48,181     $   44,286
    Ratio of expenses to average net assets         1.98%          1.78%          2.03%          2.15%          2.15%
    Ratio of net investment loss to average
      net assets                                   (0.13)%        (0.31)%        (0.45)%        (0.44)%        (0.49)%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                        0.66%            --             --           0.04%          0.10%
  Portfolio turnover rate                            124%            48%            45%            82%            70%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                 2002           2001           2000           1999           1998
                                              ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period        $     8.01     $    11.57     $    13.63     $    11.98     $    11.24
                                              ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(1)                           (0.06)         (0.11)         (0.16)         (0.15)         (0.15)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                 (1.66)         (2.68)         (0.12)          2.50           0.98
                                              ----------     ----------     ----------     ----------     ----------
      Total from investment operations             (1.72)         (2.79)         (0.28)          2.35           0.83
                                              ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains            (0.01)         (0.77)         (1.78)         (0.70)         (0.09)
                                              ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                $     6.28     $     8.01     $    11.57     $    13.63     $    11.98
                                              ==========     ==========     ==========     ==========     ==========
      Total return(2)                             (21.54)%       (25.61)%        (2.84)%        20.86%          7.43%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)    $    1,737     $    2,836     $    5,089     $    5,527     $    6,133
    Ratio of expenses to average net assets         2.73%          2.53%          2.78%          2.90%          2.90%
    Ratio of net investment loss to
      average net assets                           (0.83)%        (1.10)%        (1.22)%        (1.18)%        (1.24)%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                        0.75%            --             --           0.04%          0.10%
  Portfolio turnover rate                            124%            48%            45%            82%            70%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                           --------------------------------------
                                                             2002           2001          2000(1)
                                                           --------       --------       --------
PER SHARE DATA
  Net asset value, beginning of period                     $   8.03       $  11.59       $  13.35
                                                           --------       --------       --------
INVESTMENT OPERATIONS
  Net investment loss(2)                                      (0.07)         (0.11)         (0.24)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                            (1.41)         (2.68)         (1.52)
                                                           --------       --------       --------
      Total from investment operations                        (1.48)         (2.79)         (1.76)
                                                           --------       --------       --------
LESS DISTRIBUTIONS
  Distributions from net realized gains                       (0.01)         (0.77)            --
                                                           --------       --------       --------
  NET ASSET VALUE, END OF PERIOD                           $   6.54       $   8.03       $  11.59
                                                           ========       ========       ========
      Total return(3)                                        (18.50)%       (25.47)%       (13.18)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $    149       $    171       $    141
    Ratio of expenses to average net assets                    2.73%          2.53%          2.59%(4)
    Ratio of net investment loss to average net assets        (0.85)%        (1.21)%        (1.81)%(4)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                            0.81%            --%            --%
  Portfolio turnover rate                                       124%            48%            45%

----------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse International Fund, (the "Fund") one of four portfolios of the Credit Suisse Opportunity Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term growth of capital. The Trust was organized under the laws of the state of Delaware as a business trust on May 31, 1995.

   The Fund is authorized to offer five classes of shares: Common Class, Class A, Class B, Class C, and Class D shares. Effective December 12, 2001, Common Class shares of the Fund were closed to new investments, except for reinvestments of dividends and distributions. Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 21, 2002, Class D ceased operations. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares of the Fund bear expenses paid pursuant to a distribution plan at an annual rate of up to .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold subject to a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distribution up to an annual rate up to .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2002 the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   J) OTHER -- The Fund invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to it's investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were $215,236 and $142,866, respectively.

   Effective May 1, 2002, Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") affiliates of CSAM, became sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia") an affiliate of CSAM, became a sub-investment adviser to the Fund. CSAM Ltd. Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co- administrator effective August 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $21,532.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------
          First $500 million           .08% of average daily net assets
          Next $1 billion              .07% of average daily net assets
          Over $1.5 billion            .06% of average daily net assets

   For the period November 1, 2001 through July 31, 2002, co-administrative services fees earned by PFPC (including out-of-pocket expenses) were $22,686.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

          AVERAGE DAILY NET ASSETS                ANNUAL RATE
          ------------------------                -----------
          First $5 billion             .050% of average daily net assets
          Next $5 billion              .035% of average daily net assets
          Over $10 billion             .020% of average daily net assets

   For the period August 1, 2002 through October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $4,171.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. The fee is calculated at an annual rate up to .25% of average daily net assets for the Common Class shares and Class A shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the Class B and Class C shares, the fee is calculated at an annual rate up to 1.00% of the average daily net assets of Class B and Class C shares, respectively. For the year ended October 31, 2002, distribution fees earned by CSAMSI were as follows:

                                             DISTRIBUTION FEE
                                             ----------------
          Common Class                           $    363
          Class A                                  32,607
          Class B                                  24,572
          Class C                                   2,043
                                                 --------
                                                 $ 59,585
                                                 ========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAMSI. CSAMSI is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAMSI $490, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $6,874 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $38,932 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, the Fund had no loans outstanding for the Fund either under the New Credit Facility or the Prior Credit Facility.

   During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

           AVERAGE DAILY         WEIGHTED AVERAGE           MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
           -------------         ----------------         ----------------
             $ 780,667                2.473%                 $ 1,930,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $49,493,382 and $66,506,336, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares of the Fund were as follows:

                                                          COMMON CLASS
                                    -------------------------------------------------------
                                        FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                         OCTOBER 31, 2002             OCTOBER 31, 2001
                                    -------------------------     -------------------------
                                      SHARES         VALUE          SHARES        VALUE
                                    ----------    -----------     ---------    ------------
Shares sold                             53,794     $  429,000       158,124    $  1,689,713
Shares issued in reinvestment
  of distributions                          13            115             1               6
Shares redeemed                        (58,474)      (469,759)     (148,113)     (1,600,488)
                                    ----------     ----------     ---------    ------------
Net increase (decrease)                 (4,667)    $  (40,644)       10,012    $     89,231
                                    ==========     ==========     =========    ============

                                       25

                                                           CLASS A
                                    --------------------------------------------------------
                                        FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                         OCTOBER 31, 2002              OCTOBER 31, 2001
                                    -------------------------     --------------------------
                                      SHARES        VALUE           SHARES         VALUE
                                    ----------  -------------     ----------   -------------
Shares sold                          1,053,804  $   8,705,742      3,193,475   $  33,731,464
Shares issued in reinvestment
  of distributions                       1,685         14,724        282,477       3,093,124
Shares redeemed                     (2,630,420)   (21,658,249)    (4,753,159)    (50,032,264)
                                    ----------  -------------     ----------   -------------
Net decrease                        (1,574,931) $ (12,937,783)    (1,277,207)  $ (13,207,676)
                                    ==========  =============     ==========   =============

                                                           CLASS B
                                    --------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                        OCTOBER 31, 2002               OCTOBER 31, 2001
                                    -------------------------     --------------------------
                                      SHARES        VALUE           SHARES         VALUE
                                    ----------  -------------     ----------   -------------
Shares sold                             38,431  $     299,624         43,363   $     394,883
Shares issued in reinvestment
  of distributions                         233          1,930         31,241         327,721
Shares redeemed                       (116,155)      (858,074)      (160,159)     (1,520,188)
                                    ----------  -------------     ----------   -------------
Net decrease                           (77,491) $    (556,520)       (85,555)  $    (797,584)
                                    ==========  =============     ==========   =============

                                                           CLASS C
                                    --------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                        OCTOBER 31, 2002               OCTOBER 31, 2001
                                    -------------------------     --------------------------
                                      SHARES        VALUE           SHARES         VALUE
                                    ----------  -------------     ----------   -------------
Shares sold                             30,869  $     250,236         24,303   $     237,603
Shares issued in reinvestment
  of distributions                          16            132          1,200          12,608
Shares redeemed                        (29,298)      (232,409)       (16,407)       (144,559)
                                    ----------  -------------     ----------   -------------
Net increase                             1,587  $      17,959          9,096   $     105,652
                                    ==========  =============     ==========   =============

                                                           CLASS D
                                    --------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                       OCTOBER 31, 2002(1)             OCTOBER 31, 2001
                                    -------------------------     --------------------------
                                      SHARES        VALUE           SHARES         VALUE
                                    ----------  -------------     ----------   -------------
Shares sold                             46,539  $     386,828         78,549   $     837,402
Shares issued in reinvestment
  of distributions                         229          2,018         27,319         300,508
Shares redeemed                       (411,242)    (3,569,561)      (133,183)     (1,348,991)
                                    ----------  -------------     ----------   -------------
Net decrease                          (364,474) $  (3,180,715)       (27,315)  $    (211,081)
                                    ==========  =============     ==========   =============

----------
(1)  Class D ceased operations effective March 21, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each Class of the Fund were as follows:

                                     NUMBER OF     APPROXIMATE PERCENTAGE
                                   SHAREHOLDERS    OF OUTSTANDING SHARES
                                   ------------    ----------------------
  Common Class                          6                    49%
  Class A                               2                    39%
  Class C                               7                    81%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, 2002 and 2001, respectively for the Fund were as follows:

                ORDINARY INCOME                LONG-TERM CAPITAL GAIN
            ------------------------          ------------------------
              2002          2001                 2002         2001
            --------     -----------          ---------    -----------
            $ 19,140     $ 2,076,535          $      --    $ 1,738,726

   At October 31, 2002, the components of distributable earnings on a tax basis were as follows:

       Undistributed ordinary income                     $          --
       Accumulated realized loss                           (10,677,965)
       Unrealized depreciation                                (113,300)
                                                         -------------
                                                         $ (10,791,265)
                                                         =============

   At October 31, 2002, the Fund's capital loss carryovers available to offset possible future capital gains were as follows:

                             EXPIRES OCTOBER 31,
                         --------------------------
                             2009           2010
                         -----------    -----------
                         $ 2,621,384    $ 8,056,581

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $12,238,777, $879,424, $(992,724) and $(113,300), respectively.

   At October 31, 2002, the Fund reclassified $126,181 to accumulated net realized gain(loss) from investments and $55,071 to accumulated undistributed net investment income from paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and losses deferred due to wash sales. Net assets were not affected by these reclassifications.

NOTE 7. SUBSEQUENT EVENT

   On December 12, 2002, the Board of Trustees of the Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of the Fund would become a shareholder of the Credit Suisse International Focus Fund (the "Acquiring Fund") and would receive on a tax-free basis shares of the Acquiring Fund with the same net asset value as their shares of the Fund. The Reorganization is subject to the approval of the Fund's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Fund in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE INTERNATIONAL FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Credit Suisse International Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse International Fund (a series of Credit Suisse Opportunity Funds) (the "Fund") at October 31, 2002, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian or broker, provide a reasonable basis for our opinion. The financial highlights for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE INTERNATIONAL FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                            TERM                                     NUMBER OF
                                            OF OFFICE(1)                             PORTFOLIOS IN
                                            AND                                      FUND                OTHER
                              POSITION(S)   LENGTH        PRINCIPAL                  COMPLEX             TRUSTEESHIPS/
                              HELD WITH     OF TIME       OCCUPATION(S) DURING       OVERSEEN BY         DIRECTORSHIPS
  NAME, ADDRESS AND AGE       FUND          SERVED        PAST FIVE YEARS            TRUSTEE             HELD BY TRUSTEE
  ---------------------       -----------   ------------  --------------------       -------------       ---------------
  INDEPENDENT TRUSTEES

  Richard H. Francis          Trustee and   Since         Currently retired;         53                  Director of
  c/o Credit Suisse Asset     Audit         2001          Executive Vice                                 The Indonesia
  Management, LLC.            Committee                   President and                                  Fund, Inc.
  466 Lexington Avenue        Member                      Chief Financial
  New York, New York                                      Officer of Pan Am
  10017-3147                                              Corporation and
                                                          Pan American
  Age: 70                                                 World Airways,
                                                          Inc. from 1988 to
                                                          1991

  Jack W.  Fritz              Trustee and   Since         Private investor;          52                  Director of
  2425 North Fish Creek Road  Audit         2001          Consultant and                                 Advo, Inc.
  P.O. Box 1287               Committee                   Trustee of Fritz                               (direct mail
  Wilson, Wyoming 83014       Member                      Broadcasting, Inc.                             advertising)
                                                          and Fritz
  Age: 75                                                 Communications
                                                          (developers and
                                                          operators of radio
                                                          stations) since
                                                          1987

  Jeffrey E. Garten           Trustee and   Since         Dean of Yale               52                  Director of
  Box 208200                  Audit         2001          School of                                      Aetna, Inc.;
  New Haven, Connecticut      Committee                   Management and                                 Director of
  06520-8200                  Member                      William S. Beinecke                            Calpine Energy
                                                          Professor in the                               Corporation;
  Age: 56                                                 Practice of International                      Director of
                                                          Trade and Finance;                             CarMax Group
                                                          Undersecretary of                              (used car
                                                          Commerce for                                   dealers)
                                                          International Trade
                                                          from November 1993
                                                          to October 1995;
                                                          Professor at
                                                          Columbia University
                                                          from September 1992
                                                          to November 1993

                                       30

                                            TERM                                     NUMBER OF
                                            OF OFFICE(1)                             PORTFOLIOS IN
                                            AND                                      FUND                OTHER
                              POSITION(S)   LENGTH        PRINCIPAL                  COMPLEX             TRUSTEESHIPS/
                              HELD WITH     OF TIME       OCCUPATION(S) DURING       OVERSEEN BY         DIRECTORSHIPS
  NAME, ADDRESS AND AGE       FUND          SERVED        PAST FIVE YEARS            TRUSTEE             HELD BY TRUSTEE
  ---------------------       -----------   ------------  --------------------       -------------       ---------------
  INDEPENDENT TRUSTEES--(CONTINUED)

  Peter F. Krogh              Trustee and   Since         Dean Emeritus and          52                  Member of the
  301 ICC                     Audit         2001          Distinguished Professor                        Board of
  Georgetown University       Committee                   of International Affairs                       The Carlisle
  Washington, DC 20057        Member                      at the Edmund A.                               Companies
                                                          Walsh School of                                Inc.; Member
  Age: 65                                                 Foreign Service,                               of Selection
                                                          Georgetown University;                         Committee for
                                                          Moderator of PBS                               Truman Scholars
                                                          Foreign affairs television                     and Henry Luce
                                                          Series                                         Scholars; Senior
                                                                                                         Associate of
                                                                                                         Center for
                                                                                                         Strategic and
                                                                                                         International
                                                                                                         Studies; Trustee
                                                                                                         of numerous
                                                                                                         world affairs
                                                                                                         organizations

  James S. Pasman, Jr.        Trustee and   Since         Currently retired;         54                  Director of
  c/o Credit Suisse Asset     Audit         2001          President and                                  Education
  Management, LLC.            Committee                   Chief Operating                                Management
  466 Lexington Avenue        Member                      Officer of National                            Corp.; Director of
  New York, New York                                      InterGroup, Inc.                               Credit Suisse
  10017-3147                                              (holding company)                              Asset
                                                          from April 1989 to                             Management
  Age: 71                                                 March 1991;                                    Income Fund,
                                                          Chairman of Permian                            Inc.; Trustee
                                                          Oil Co. from April                             of Credit Suisse
                                                          1989 to March 1991                             High Yield Bond
                                                                                                         Fund;

                                       31

                                            TERM                                     NUMBER OF
                                            OF OFFICE(1)                             PORTFOLIOS IN
                                            AND                                      FUND                OTHER
                              POSITION(S)   LENGTH        PRINCIPAL                  COMPLEX             TRUSTEESHIPS/
                              HELD WITH     OF TIME       OCCUPATION(S) DURING       OVERSEEN BY         DIRECTORSHIPS
  NAME, ADDRESS AND AGE       FUND          SERVED        PAST FIVE YEARS            TRUSTEE             HELD BY TRUSTEE
  ---------------------       -----------   ------------  --------------------       -------------       ---------------
  INDEPENDENT TRUSTEES--(CONTINUED)
  Steven N. Rappaport         Trustee and   Since         Partner of Lehigh Court,   53                  Director of The
  Lehigh Court, LLC           Audit         2001          LLC since July 2002;                           First Israel
  40 East 52nd Street         Committee                   President of Sun Gard                          Fund, Inc.
  New York, New York          Chairman                    Securities Finance, Inc.
  10022                                                   from 2001 through July
                                                          2002; President of
  Age: 54                                                 Loanet, Inc. (on-line
                                                          accounting service)
                                                          from 1995; Executive
                                                          Vice  President of
                                                          Loanet, Inc. from
                                                          1994 to 1997; Trustee,
                                                          President, North
                                                          American Operations,
                                                          and former Executive
                                                          Vice President from
                                                          1992 to 1993 of
                                                          Worldwide Operations
                                                          of Metallurg Inc.
                                                          (manufacturer of
                                                          specialty metals and
                                                          alloys);  Executive Vice
                                                          President, Telerate, Inc.
                                                          (provider of real-time
                                                          information to the capital
                                                          markets) from 1987 to
                                                          1992;  Partner in the law
                                                          firm of Hartman &
                                                          Craven until 1987

  INTERESTED TRUSTEE

  William W. Priest(2)        Trustee       Since         Senior Partner and         59                  Director of The
  Steinberg Priest & Sloane                 2001          Fund Manager,                                  Brazilian Equity
  Capital Management                                      Steinberg Priest &                             Fund, Inc.; The
  12 East 49th Street                                     Sloane Capital                                 Chile Fund, Inc.;
  12th Floor                                              Management since                               The Emerging
  New York, New York                                      March 2001; Chairman                           Markets
  10017                                                   and Managing Trustee                           Telecommunications
                                                          of CSAM from 2000                              Fund, Inc.; The
  Age: 61                                                 to February 2001,                              First Israel Fund,
                                                          Chief Executive Officer                        Inc.; The Latin
                                                          and Managing Trustee                           America Equity
                                                          of CSAM from 1990                              Fund, Inc.; The
                                                          to 2000                                        Indonesia Fund,
                                                                                                         Inc.; and Credit
                                                                                                         Suisse Asset
                                                                                                         Management
                                                                                                         Income Fund, Inc.

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                              POSITION(S)        LENGTH
                              HELD WITH          OF TIME
  NAME, ADDRESS AND AGE       FUND               SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
  ----------------------      -----------        ------------   ----------------------------------------------
  OFFICERS

  Laurence R. Smith           Chairman           Since          Managing Director and Global Chief Investment Officer of
  Credit Suisse Asset                            2002           CSAM; Associated with JP Morgan Investment
  Management, LLC                                               Management from 1981 to 1999; Officer of other
  466 Lexington Avenue                                          Credit Suisse Funds
  New York, New York
  10017-3147

  Age: 44

  Hal Liebes, Esq.            Vice President     Since          Managing Director and Global General Counsel of CSAM;
  Credit Suisse Asset         and Secretary      2001           Associated with Lehman Brothers, Inc. from 1996 to 1997;
  Management, LLC                                               Associated with CSAM from 1995 to 1996; Associated with
  466 Lexington Avenue                                          CS First Boston Investment Management from 1994 to
  New York, New York                                            1995; Associated with Division of Enforcement,
  10017-3147                                                    U.S. Securities and Exchange Commission from 1991 to
                                                                1994; Officer of other Credit Suisse Funds.
  Age: 38

  Michael A. Pignataro        Treasurer          Since          Director and Director of Fund Administration of CSAM;
  Credit Suisse Asset         and Chief          2001           Associated with CSAM since 1984; Officer of other Credit
  Management, LLC             Financial                         Suisse Funds.
  466 Lexington Avenue        Officer
  New York, New York
  10017-3147

  Age: 43

  Gregory N. Bressler, Esq.   Assistant          Since          Vice President and Legal Counsel of CSAM since
  Credit Suisse Asset         Secretary          2001           January 2000; Associated with the law firm of
  Management, LLC                                               Swidler Berlin Shereff Friedman LLP from 1996 to 2000;
  466 Lexington Avenue                                          Officer of other Credit Suisse Funds
  New York, New York
  10017-3147

  Age: 35

  Kimiko T. Fields, Esq.      Assistant          Since          Assistant Vice President and Legal Counsel of CSAM
  Credit Suisse Asset         Secretary          2002           since December 2000; Assistant Vice President,
  Management, LLC                                               Institutional Marketing Department, CSAM, from
  466 Lexington Avenue                                          January 2000 to December 2000; Marketing Associate,
  New York, New York                                            International Equity Department, Warburg Pincus Asset
  10017-3147                                                    Management, Inc. from January 1998 to January 2000;
                                                                self-employed author and consultant, from January 1996
  Age: 38                                                       to December 1997; Officer of other Credit Suisse Funds

                                       33

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                              POSITION(S)        LENGTH
                              HELD WITH          OF TIME
  NAME, ADDRESS AND AGE       FUND               SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
  ----------------------      -----------        ------------   ----------------------------------------------
  OFFICERS--(CONTINUED)
  Rocco A. Del Guercio        Assistant          Since          Vice President and Administrative Officer of CSAM;
  Credit Suisse Asset         Treasurer          2001           Associated with CSAM since June 1996; Assistant
  Management, LLC                                               Treasurer, Bankers Trust Co. - Fund Administration
  466 Lexington Avenue                                          from March 1994 to June 1996; Mutual Fund Accounting
  New York, New York                                            Supervisor, Dreyfus Corporation from April 1987 to
  10017-3147                                                    March 1994; Officer of other Credit Suisse Funds

  Age: 39

  Joseph Parascondola         Assistant          Since          Assistant Vice President - Fund Administration of CSAM
  Credit Suisse Asset         Treasurer          2001           since April 2000; Assistant Vice President, Deutsche Asset
  Management, LLC                                               Management from January 1999 to April 2000; Assistant
  466 Lexington Avenue                                          Vice President, Weiss, Peck & Greer LLC from November
  New York, New York                                            1995 to December 1998; Officer of other Credit Suisse
  10017-3147                                                    Funds

  Age: 39

  Robert M. Rizza             Assistant          Since          Assistant Vice President of CSAM since January 2001;
  Credit Suisse Asset         Treasurer          2002           Administrative Officer of CSAM from March 1998 to
  Management, LLC                                               December 2000; Assistant Treasurer of Bankers Trust Co.
  466 Lexington Avenue                                          from April 1994 to March 1998; Officer of other Credit
  New York, New York                                            Suisse Funds
  10017-3147

  Age: 37

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE INTERNATIONAL FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on October 9, 2002. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management LLC and Credit Suisse Asset Management Limited (Australia) ("CSAM Australia"):

                                         % OF TOTAL SHARES     % OF TOTAL
                             SHARES         OUTSTANDING       SHARES VOTED
                         -------------   -----------------    ------------
        For               1,861,176.05           91.92%            99.59%
        Against               6,076.62            0.30%             0.33%
        Abstain               1,652.40            0.08%             0.09%

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.CreditSuisseFunds.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

CSIFA-2-1002